Shareholders' equity and share-based payments - Share cancellation (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2020 USD ($) $ / bbl shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($)
Shareholders' equity
Share buyback program amount | $				$ 5,000
Shares buyback target | $	$ 2,000
Oil price for share buyback programme | $ / bbl	60
Share buyback actual value | $	$ 554
Treasury shares
Shareholders' equity
Cancellation of treasury shares | shares	0	65,109,435	44,590,699
Buyback - cancellation of dilution | shares		34,860,133	28,445,840
Buyback - shareholder return policy | shares		30,249,302	16,144,859
Percentage of the share capital cancelled		2.44%	1.66%